Goodwill and Intangible Assets (Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Intangible Assets by Major Class [Line Items]
Gross carrying amount		¥ 133,007	¥ 128,447
Gross carrying amount		7,859	8,006
Net carrying amount		7,859	8,006
Gross carrying amount		140,866	136,453
Accumulated amortization		96,185	88,514
Net carrying amount		36,822	39,933
Net carrying amount		44,681	47,939
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	[1]	130,124	126,979
Accumulated amortization	[1]	94,777	87,277
Net carrying amount	[1]	35,347	39,702
Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount		2,883	1,468
Accumulated amortization		1,408	1,237
Net carrying amount		¥ 1,475	¥ 231

[1]	Customer relationships were mainly acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.